Stable Coins - Schedule of Movement of Digital Assets (Details) - 6 months ended Jun. 30, 2026 - Stable coins	HKD ($)	USD ($)
Crypto Asset [Roll Forward]
Stable coins, beginning balance	$ 254,646,365
Purchases of stable coins	78,343,785
Release from stable coins - restricted	133,380,000
Transfer to stable coins - restricted	(201,836,700)
Disposals of stable coins	(210,131,314)
Change in fair value of stable coins	(1,423)
Investment income from digital assets	1,392,666
Digital asset transaction fees and others	(60)
Stable coins, ending balance	$ 55,793,319	$ 7,114,680